Document and Entity Information	Sep. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2021
Entity Registrant Name	SUPPORT.COM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37594
Entity Tax Identification Number	94-3282005
Entity Address, Address Line One	1521 Concord Pike (US 202)
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	650
Local Phone Number	556-9440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001104855